Taxes - Summary of the Changes in the Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Change In Deferred Income Tax [line items]
Cumulative translation adjustment	$ 20,902	$ 2,061
Deferred tax assets	2,680	3,438	$ 3,560
Deferred tax liabilities	(654)	(1,196)
Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,242	4,044
Recognized in the statement of income for the period	(764)	(415)
Recognized in shareholders' equity	1,799	(1,220)
Cumulative translation adjustment	(159)	75
Use of tax credits	(1,222)	(271)
Others	8	29
Ending balance	2,026	2,242
Initial application of IFRS9		122
Deferred tax assets	2,680	3,438
Deferred tax liabilities	(654)	(1,196)
Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,364
Ending balance		2,364
Deferred Income Taxes [Member] | Provision for legal proceedings [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,201	1,128
Recognized in the statement of income for the period	208	1,134
Cumulative translation adjustment	(345)	(40)
Others	2	(21)
Ending balance	2,066	2,201
Deferred Income Taxes [Member] | Provision for legal proceedings [member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,201
Ending balance		2,201
Oil and gas exploration costs [member] | Deferred Income Taxes [Member] | Exploration and decommissioning costs [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(10,692)	(11,205)
Recognized in the statement of income for the period	2,048	363
Cumulative translation adjustment	1,397	150
Ending balance	(7,247)	(10,692)
Oil and gas exploration costs [member] | Deferred Income Taxes [Member] | Exploration and decommissioning costs [member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(10,692)
Ending balance		(10,692)
Others [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(498)	937
Recognized in the statement of income for the period	(1,109)	(1,292)
Cumulative translation adjustment	205	45
Others	(26)	(188)
Ending balance	(1,428)	(498)
Others [member] | Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(498)
Ending balance		(498)
Loans, trade and other receivables/ payables and financing [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	1,544	3,512
Recognized in the statement of income for the period	(1,509)	(1,099)
Recognized in shareholders' equity	1,916	(887)
Cumulative translation adjustment	(260)	34
Others	18	(16)
Ending balance	1,826	1,544
Initial application of IFRS9		117
Loans, trade and other receivables/ payables and financing [member] | Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	1,661
Ending balance		1,661
Finance leases [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(130)	(90)
Recognized in the statement of income for the period	(134)	(64)
Cumulative translation adjustment	28	4
Others	89	20
Ending balance	(147)	(130)
Finance leases [member] | Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(130)
Ending balance		(130)
Tax losses [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	6,031	6,040
Recognized in the statement of income for the period	(244)	278
Recognized in shareholders' equity		(69)
Cumulative translation adjustment	(668)	(67)
Use of tax credits	(1,117)	(271)
Others	15	120
Ending balance	4,017	6,031
Tax losses [member] | Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	6,031
Ending balance		6,031
Inventories [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	569	429
Recognized in the statement of income for the period	(49)	130
Cumulative translation adjustment	(65)	(6)
Others		16
Ending balance	455	569
Inventories [member] | Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	569
Ending balance		569
Employee Benefits [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,688	3,009
Recognized in the statement of income for the period	192	(4)
Recognized in shareholders' equity	(119)	(273)
Cumulative translation adjustment	(417)	(34)
Others	11	(10)
Ending balance	2,355	2,688
Employee Benefits [member] | Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,688
Ending balance		2,688
Others [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	529	284
Recognized in the statement of income for the period	(167)	139
Recognized in shareholders' equity	2	9
Cumulative translation adjustment	(34)	(11)
Use of tax credits	(105)
Others	(101)	108
Ending balance	129	529
Initial application of IFRS9		5
Others [member] | Deferred Income Taxes [Member] | Balance After IFRS Adjustments [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	$ 534
Ending balance		$ 534